Shareholder Report, Holdings (Details)	Dec. 31, 2025
Banking Fund | Variable Annuity | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
Banking Fund | Variable Annuity | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Banking Fund | Variable Annuity | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Banking Fund | Variable Annuity | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Variable Annuity | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Variable Annuity | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Variable Annuity | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Variable Annuity | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Banking Fund | Variable Annuity | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Banking Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Basic Materials | Variable Annuity | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Basic Materials | Variable Annuity | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Basic Materials | Variable Annuity | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Basic Materials | Variable Annuity | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Basic Materials | Variable Annuity | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Basic Materials | Variable Annuity | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials | Variable Annuity | Forest Productsamp Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Basic Materials | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Basic Materials | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Basic Materials | Variable Annuity | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Basic Materials | Variable Annuity | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Basic Materials | Variable Annuity | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials | Variable Annuity | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials | Variable Annuity | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials | Variable Annuity | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials | Variable Annuity | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials | Variable Annuity | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Basic Materials | Variable Annuity | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Basic Materials | Variable Annuity | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Biotechnology Fund | Variable Annuity | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Biotechnology Fund | Variable Annuity | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Biotechnology Fund | Variable Annuity | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Biotechnology Fund | Variable Annuity | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Biotechnology Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Biotechnology Fund | Variable Annuity | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Biotechnology Fund | Variable Annuity | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Biotechnology Fund | Variable Annuity | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotechnology Fund | Variable Annuity | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Biotechnology Fund | Variable Annuity | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Variable Annuity | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Biotechnology Fund | Variable Annuity | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Biotechnology Fund | Variable Annuity | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Biotechnology Fund | Variable Annuity | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Biotechnology Fund | Variable Annuity | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Variable Annuity | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer Products Fund | Variable Annuity | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Consumer Products Fund | Variable Annuity | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Consumer Products Fund | Variable Annuity | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Consumer Products Fund | Variable Annuity | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Consumer Products Fund | Variable Annuity | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Consumer Products Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Consumer Products Fund | Variable Annuity | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Products Fund | Variable Annuity | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Products Fund | Variable Annuity | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Products Fund | Variable Annuity | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Products Fund | Variable Annuity | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Products Fund | Variable Annuity | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Products Fund | Variable Annuity | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Variable Annuity | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Products Fund | Variable Annuity | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Variable Annuity | Hershey Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Electronics Fund | Variable Annuity | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electronics Fund | Variable Annuity | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.00%
Electronics Fund | Variable Annuity | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Electronics Fund | Variable Annuity | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Electronics Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Electronics Fund | Variable Annuity | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Electronics Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Electronics Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Electronics Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Electronics Fund | Variable Annuity | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Electronics Fund | Variable Annuity | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Electronics Fund | Variable Annuity | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Electronics Fund | Variable Annuity | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Electronics Fund | Variable Annuity | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Electronics Fund | Variable Annuity | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Variable Annuity | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Variable Annuity | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Fund | Variable Annuity | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Fund | Variable Annuity | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Energy Fund | Variable Annuity | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Energy Fund | Variable Annuity | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy Fund | Variable Annuity | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy Fund | Variable Annuity | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Energy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Energy Fund | Variable Annuity | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Fund | Variable Annuity | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Energy Fund | Variable Annuity | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Fund | Variable Annuity | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Variable Annuity | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | S L B Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Variable Annuity | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Variable Annuity | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Variable Annuity | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Services Fund | Variable Annuity | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Energy Services Fund | Variable Annuity | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Energy Services Fund | Variable Annuity | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Variable Annuity | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Energy Services Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Energy Services Fund | Variable Annuity | S L B Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Energy Services Fund | Variable Annuity | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Energy Services Fund | Variable Annuity | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Energy Services Fund | Variable Annuity | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Energy Services Fund | Variable Annuity | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | Variable Annuity | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | Variable Annuity | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Variable Annuity | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Services Fund | Variable Annuity | Tenaris S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Variable Annuity | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Variable Annuity | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Financial Services Fund | Variable Annuity | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Financial Services Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Financial Services Fund | Variable Annuity | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Financial Services Fund | Variable Annuity | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financial Services Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Financial Services Fund | Variable Annuity | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Variable Annuity | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Variable Annuity | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Financial Services Fund | Variable Annuity | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Financial Services Fund | Variable Annuity | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Financial Services Fund | Variable Annuity | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Variable Annuity | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | Variable Annuity | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Variable Annuity | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Variable Annuity | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Variable Annuity | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Health Care Fund | Variable Annuity | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Health Care Fund | Variable Annuity | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Health Care Fund | Variable Annuity | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Health Care Fund | Variable Annuity | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Health Care Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Health Care Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Health Care Fund | Variable Annuity | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Variable Annuity | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care Fund | Variable Annuity | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Health Care Fund | Variable Annuity | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Health Care Fund | Variable Annuity | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care Fund | Variable Annuity | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Variable Annuity | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care Fund | Variable Annuity | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Variable Annuity | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Variable Annuity | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Internet Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Internet Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Internet Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Internet Fund | Variable Annuity | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Internet Fund | Variable Annuity | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Internet Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Internet Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Internet Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Internet Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Internet Fund | Variable Annuity | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Internet Fund | Variable Annuity | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Internet Fund | Variable Annuity | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Variable Annuity | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Internet Fund | Variable Annuity | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Internet Fund | Variable Annuity | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Internet Fund | Variable Annuity | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Leisure Fund | Variable Annuity | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Leisure Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Leisure Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Leisure Fund | Variable Annuity | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Leisure Fund | Variable Annuity | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Leisure Fund | Variable Annuity | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Leisure Fund | Variable Annuity | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Leisure Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Leisure Fund | Variable Annuity | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Leisure Fund | Variable Annuity | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Variable Annuity | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Leisure Fund | Variable Annuity | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Leisure Fund | Variable Annuity | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Leisure Fund | Variable Annuity | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Leisure Fund | Variable Annuity | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Variable Annuity | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Variable Annuity | Door Dash Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Variable Annuity | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Precious Metals Fund | Variable Annuity | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Precious Metals Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Precious Metals Fund | Variable Annuity | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Precious Metals Fund | Variable Annuity | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Precious Metals Fund | Variable Annuity | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Precious Metals Fund | Variable Annuity | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Precious Metals Fund | Variable Annuity | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Precious Metals Fund | Variable Annuity | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Variable Annuity | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Variable Annuity | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Precious Metals Fund | Variable Annuity | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Precious Metals Fund | Variable Annuity | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Real Estate Fund | Variable Annuity | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Real Estate Fund | Variable Annuity | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Real Estate Fund | Variable Annuity | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Real Estate Fund | Variable Annuity | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Real Estate Fund | Variable Annuity | Real Estate Management Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Real Estate Fund | Variable Annuity | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Fund | Variable Annuity | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Real Estate Fund | Variable Annuity | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Real Estate Fund | Variable Annuity | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Real Estate Fund | Variable Annuity | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Variable Annuity | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Variable Annuity | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Fund | Variable Annuity | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Variable Annuity | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Variable Annuity | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Variable Annuity | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate Fund | Variable Annuity | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retailing Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Retailing Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Retailing Fund | Variable Annuity | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Retailing Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Retailing Fund | Variable Annuity | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Retailing Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Retailing Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Retailing Fund | Variable Annuity | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Variable Annuity | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retailing Fund | Variable Annuity | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Retailing Fund | Variable Annuity | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retailing Fund | Variable Annuity | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retailing Fund | Variable Annuity | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Retailing Fund | Variable Annuity | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Retailing Fund | Variable Annuity | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retailing Fund | Variable Annuity | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Technology Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Technology Fund | Variable Annuity | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Technology Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Technology Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Technology Fund | Variable Annuity | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Technology Fund | Variable Annuity | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Technology Fund | Variable Annuity | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Technology Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Technology Fund | Variable Annuity | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Variable Annuity | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Technology Fund | Variable Annuity | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Variable Annuity | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Telecommunications Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Variable Annuity | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
Telecommunications Fund | Variable Annuity | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Telecommunications Fund | Variable Annuity | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Telecommunications Fund | Variable Annuity | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Telecommunications Fund | Variable Annuity | Aerospaceamp Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Telecommunications Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Telecommunications Fund | Variable Annuity | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Telecommunications Fund | Variable Annuity | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Telecommunications Fund | Variable Annuity | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Variable Annuity | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Telecommunications Fund | Variable Annuity | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Telecommunications Fund | Variable Annuity | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Telecommunications Fund | Variable Annuity | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Telecommunications Fund | Variable Annuity | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Telecommunications Fund | Variable Annuity | Echo Star Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Telecommunications Fund | Variable Annuity | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Transportation Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Transportation Fund | Variable Annuity | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Transportation Fund | Variable Annuity | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Transportation Fund | Variable Annuity | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Transportation Fund | Variable Annuity | Aerospaceamp Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Transportation Fund | Variable Annuity | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Transportation Fund | Variable Annuity | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Transportation Fund | Variable Annuity | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Transportation Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Transportation Fund | Variable Annuity | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Transportation Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Transportation Fund | Variable Annuity | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Transportation Fund | Variable Annuity | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Transportation Fund | Variable Annuity | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Transportation Fund | Variable Annuity | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Variable Annuity | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Variable Annuity | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Variable Annuity | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Variable Annuity | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities Fund | Variable Annuity | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Utilities Fund | Variable Annuity | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Utilities Fund | Variable Annuity | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Utilities Fund | Variable Annuity | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Utilities Fund | Variable Annuity | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Utilities Fund | Variable Annuity | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Variable Annuity | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities Fund | Variable Annuity | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Variable Annuity | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities Fund | Variable Annuity | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Variable Annuity | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | Variable Annuity | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities Fund | Variable Annuity | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dow 2x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Dow 2x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Dow 2x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dow 2x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Dow 2x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dow 2x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dow 2x Strategy Fund | Variable Annuity | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dow 2x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Dow 2x Strategy Fund | Variable Annuity | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dow 2x Strategy Fund | Variable Annuity | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dow 2x Strategy Fund | Variable Annuity | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | Variable Annuity | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Dow 2x Strategy Fund | Variable Annuity | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dow 2x Strategy Fund | Variable Annuity | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Dow 2x Strategy Fund | Variable Annuity | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dow 2x Strategy Fund | Variable Annuity | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Inverse Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(199.60%)
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Twilio Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Pure Storage Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.90%)
Inverse Mid-Cap Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
NASDAQ-100(R) Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100(R) Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
NASDAQ-100(R) Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
NASDAQ-100(R) Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100(R) Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100(R) Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
NASDAQ-100(R) Fund | Variable Annuity | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
NASDAQ-100(R) Fund | Variable Annuity | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
NASDAQ-100(R) Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
NASDAQ-100(R) Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100(R) Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100(R) Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
NASDAQ-100(R) Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100(R) Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
NASDAQ-100(R) Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
NASDAQ-100(R) Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100(R) Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NASDAQ-100(R) Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100(R) Fund | Variable Annuity | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(101.10%)
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Echo Star Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Bloom Energy Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Ion Q Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity | Kratos Defenseamp Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	134.30%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Russell 2000(R) 2x Strategy Fund | Variable Annuity | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.80%)
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Nova Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Nova Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Nova Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Nova Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Nova Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Nova Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Nova Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Nova Fund | Variable Annuity | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Nova Fund | Variable Annuity | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Nova Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Nova Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Nova Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Nova Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Nova Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Nova Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Nova Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Nova Fund | Variable Annuity | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 2x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P 500 2x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
S&P 500 2x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
S&P 500 2x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
S&P 500 2x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500 2x Strategy Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P 500 2x Strategy Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
S&P 500 2x Strategy Fund | Variable Annuity | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
S&P 500 2x Strategy Fund | Variable Annuity | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
S&P 500 2x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
S&P 500 2x Strategy Fund | Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
S&P 500 2x Strategy Fund | Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Variable Annuity | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500 2x Strategy Fund | Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P 500 2x Strategy Fund | Variable Annuity | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 2x Strategy Fund | Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500 2x Strategy Fund | Variable Annuity | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | Variable Annuity | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Inverse S&P 500 Strategy Fund | Variable Annuity | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(98.70%)
Inverse S&P 500 Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Inverse S&P 500 Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Inverse S&P 500 Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
S&P 500 Pure Growth Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500 Pure Growth Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500 Pure Growth Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
S&P 500 Pure Growth Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S&P 500 Pure Growth Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
S&P 500 Pure Growth Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
S&P 500 Pure Growth Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 Pure Growth Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P 500 Pure Growth Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
S&P 500 Pure Growth Fund | Variable Annuity | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P 500 Pure Growth Fund | Variable Annuity | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 Pure Growth Fund | Variable Annuity | Palantir Technologies Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500 Pure Growth Fund | Variable Annuity | App Lovin Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500 Pure Growth Fund | Variable Annuity | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500 Pure Growth Fund | Variable Annuity | Amphenol Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500 Pure Growth Fund | Variable Annuity | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 Pure Growth Fund | Variable Annuity | T K O Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 Pure Growth Fund | Variable Annuity | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 Pure Growth Fund | Variable Annuity | Robinhood Markets Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 Pure Value Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
S&P 500 Pure Value Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
S&P 500 Pure Value Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
S&P 500 Pure Value Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S&P 500 Pure Value Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S&P 500 Pure Value Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
S&P 500 Pure Value Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P 500 Pure Value Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
S&P 500 Pure Value Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P 500 Pure Value Fund | Variable Annuity | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500 Pure Value Fund | Variable Annuity | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 Pure Value Fund | Variable Annuity | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 Pure Value Fund | Variable Annuity | Mosaic Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500 Pure Value Fund | Variable Annuity | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500 Pure Value Fund | Variable Annuity | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 Pure Value Fund | Variable Annuity | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 Pure Value Fund | Variable Annuity | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 Pure Value Fund | Variable Annuity | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 Pure Value Fund | Variable Annuity | C V S Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Echo Star Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Celsius Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Aero Vironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Five Below Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400 Pure Growth Fund | Variable Annuity | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Brighthouse Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Lithia Motors Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Value Fund | Variable Annuity | P B F Energy Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400 Pure Value Fund | Variable Annuity | H F Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400 Pure Value Fund | Variable Annuity | Civitas Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | P T C Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Progyny Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | A C M Research Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | A R M O U R Residential Inc R E I T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | A C A D I A Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Arrowhead Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Trans Medics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Adamas Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity | Sirius Point Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Manpower Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Sun Coke Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | D X C Technology Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Miller Knoll Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Edgewell Personal Care Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Kohls Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Marine Max Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Perrigo Companyplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
S&P SmallCap 600 Pure Value Fund | Variable Annuity | Winnebago Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Inverse Government Long Bond Strategy Fund | Variable Annuity | U S Treasury Ultra Long Bond Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
Inverse Government Long Bond Strategy Fund | Variable Annuity | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(76.60%)
Inverse Government Long Bond Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Inverse Government Long Bond Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Inverse Government Long Bond Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
High Yield Strategy Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
High Yield Strategy Fund | Variable Annuity | C D X N A H Y 45 V 1 Index Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
High Yield Strategy Fund | Variable Annuity | I Sharesi Boxx High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
High Yield Strategy Fund | Variable Annuity | State Street S P D R Bloomberg High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
High Yield Strategy Fund | Variable Annuity | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Yield Strategy Fund | Variable Annuity | S P D R Bloomberg High Yield Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
High Yield Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
High Yield Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
High Yield Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
High Yield Strategy Fund | Variable Annuity | I Sharesi Boxx High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
High Yield Strategy Fund | Variable Annuity | State Street S P D R Bloomberg High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Europe 1.25x Strategy Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Europe 1.25x Strategy Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Europe 1.25x Strategy Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Europe 1.25x Strategy Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Europe 1.25x Strategy Fund | Variable Annuity | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Europe 1.25x Strategy Fund | Variable Annuity | S T O X X Europe 50 Index Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
Europe 1.25x Strategy Fund | Variable Annuity | Euro F X Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
Europe 1.25x Strategy Fund | Variable Annuity | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Europe 1.25x Strategy Fund | Variable Annuity | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Europe 1.25x Strategy Fund | Variable Annuity | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Europe 1.25x Strategy Fund | Variable Annuity | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Europe 1.25x Strategy Fund | Variable Annuity | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Europe 1.25x Strategy Fund | Variable Annuity | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Europe 1.25x Strategy Fund | Variable Annuity | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Europe 1.25x Strategy Fund | Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Europe 1.25x Strategy Fund | Variable Annuity | Total Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Europe 1.25x Strategy Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Europe 1.25x Strategy Fund | Variable Annuity | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Europe 1.25x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Europe 1.25x Strategy Fund | Variable Annuity | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Europe 1.25x Strategy Fund | Variable Annuity | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Europe 1.25x Strategy Fund | Variable Annuity | H S B C Holdingsplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Europe 1.25x Strategy Fund | Variable Annuity | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Europe 1.25x Strategy Fund | Variable Annuity | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Europe 1.25x Strategy Fund | Variable Annuity | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Variable Annuity | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Japan 2x Strategy Fund | Variable Annuity | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.20%
Japan 2x Strategy Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.60%
Strengthening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	174.00%
Strengthening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Weakening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(155.60%)
Weakening Dollar 2x Strategy Fund | Variable Annuity | U S Dollar Index Currency Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.90%)
Commodities Strategy Fund | Variable Annuity | Samp P Goldman Sachs Commodity Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Commodities Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Commodities Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Commodities Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Global Managed Futures Strategy Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Global Managed Futures Strategy Fund | Variable Annuity | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Global Managed Futures Strategy Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Global Managed Futures Strategy Fund | Variable Annuity | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Global Managed Futures Strategy Fund | Variable Annuity | Equity Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
Global Managed Futures Strategy Fund | Variable Annuity | Currency Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
Global Managed Futures Strategy Fund | Variable Annuity | Commodity Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
Global Managed Futures Strategy Fund | Variable Annuity | Interest Rate Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(177.00%)
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Global Managed Futures Strategy Fund | Variable Annuity | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Multi-Hedge Strategies Fund | Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Multi-Hedge Strategies Fund | Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Multi-Hedge Strategies Fund | Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Multi-Hedge Strategies Fund | Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Multi-Hedge Strategies Fund | Variable Annuity | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Multi-Hedge Strategies Fund | Variable Annuity | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Multi-Hedge Strategies Fund | Variable Annuity | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Multi-Hedge Strategies Fund | Variable Annuity | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Multi-Hedge Strategies Fund | Variable Annuity | Equity Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
Multi-Hedge Strategies Fund | Variable Annuity | Currency Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
Multi-Hedge Strategies Fund | Variable Annuity | Commodity Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)
Multi-Hedge Strategies Fund | Variable Annuity | Interest Rate Futures Contracts Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.90%)
Multi-Hedge Strategies Fund | Variable Annuity | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Multi-Hedge Strategies Fund | Variable Annuity | Closed End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Multi-Hedge Strategies Fund | Variable Annuity | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Multi-Hedge Strategies Fund | Variable Annuity | Energysupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Multi-Hedge Strategies Fund | Variable Annuity | Energy Short Salessupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Multi-Hedge Strategies Fund | Variable Annuity | Communications Short Salessupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer Cyclical Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Multi-Hedge Strategies Fund | Variable Annuity | Technology Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Multi-Hedge Strategies Fund | Variable Annuity | Utilities Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Multi-Hedge Strategies Fund | Variable Annuity | Consumer Noncyclical Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Multi-Hedge Strategies Fund | Variable Annuity | Industrial Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Multi-Hedge Strategies Fund | Variable Annuity | Financial Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Multi-Hedge Strategies Fund | Variable Annuity | Exchange Traded Funds Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Multi-Hedge Strategies Fund | Variable Annuity | Custom Basket Swap Agreements Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.20%)
Multi-Hedge Strategies Fund | Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Multi-Hedge Strategies Fund | Variable Annuity | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multi-Hedge Strategies Fund | Variable Annuity | Frontier Communications Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Multi-Hedge Strategies Fund | Variable Annuity | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Multi-Hedge Strategies Fund | Variable Annuity | International Money Express Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Multi-Hedge Strategies Fund | Variable Annuity | Janus Henderson Groupplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Multi-Hedge Strategies Fund | Variable Annuity | Dynavax Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
U.S. Government Money Market Fund | Variable Annuity | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Government Money Market Fund | Variable Annuity | Federal Home Loan Bank F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
U.S. Government Money Market Fund | Variable Annuity | Fannie Mae F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
U.S. Government Money Market Fund | Variable Annuity | Federal Farm Credit Bank F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Government Money Market Fund | Variable Annuity | Freddie Mac F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
U.S. Government Money Market Fund | Variable Annuity | Federal Farm Credit Bank F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
U.S. Government Money Market Fund | Variable Annuity | Federal Home Loan Bank F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
U.S. Government Money Market Fund | Variable Annuity | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
U.S. Government Money Market Fund | Variable Annuity | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%